UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2012

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            April 20, 2012

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      51

 Form 13F Information Table Value Total:      $727,514
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE        CUSIP        VALUE     SHRS OR   SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)   PRN AMT   PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 AIR PRODUCTS & CHEMICALS, INC.  COM        009158106     9,180      100,000    SH          SOLE               100,000
 ANADARKO PETROLEUM CORP.        COM        032511107    21,544      275,000    SH          SOLE               275,000
 APACHE CORP.                    COM        037411105    14,062      140,000    SH          SOLE               140,000
 BAKER HUGHES, INC.              COM        057224107     2,516       60,000    SH          SOLE                60,000
 CF INDUSTRIES HOLDINGS, INC.    COM        125269100    15,355       84,069    SH          SOLE                84,069
 CHEVRON CORP.                   COM        166764100    92,226      860,000    SH          SOLE               860,000
 CLIFFS NATURAL RESOURCES INC.   COM        18683K101     9,835      142,000    SH          SOLE               142,000
 CONOCOPHILLIPS                  COM        20825C104    26,604      350,000    SH          SOLE               350,000
 DEVON ENERGY CORP.              COM        25179M103     9,601      135,000    SH          SOLE               135,000
 DOW CHEMICAL CO.                COM        260543103    19,052      550,000    SH          SOLE               550,000
 ENERGEN CORP.                   COM        29265N108     8,601      175,000    SH          SOLE               175,000
 EOG RESOURCES, INC.             COM        26875P101    12,221      110,000    SH          SOLE               110,000
 EQT CORP.                       COM        26884L109     6,749      140,000    SH          SOLE               140,000
 EXXON MOBIL CORP.               COM        30231G102   117,817    1,358,430    SH          SOLE             1,358,430
 FMC CORP.                       COM        302491303    13,762      130,000    SH          SOLE               130,000
 FOREST OIL CORP.                COM        346091705     2,424      200,000    SH          SOLE               200,000
 FREEPORT-MCMORAN COPPER & GOLD  COM        35671D857    18,525      487,000    SH          SOLE               487,000
 HALLIBURTON CO.                 COM        406216101    14,189      427,500    SH          SOLE               427,500
 HESS CORP.                      COM        42809H107    13,264      225,000    SH          SOLE               225,000
 KINDER MORGAN INC.              COM        49456B101     9,663      250,000    SH          SOLE               250,000
 LYONDELLBASELL INDUSTRIES N.V.  SHS-A      N53745100     3,274       75,000    SH          SOLE                75,000
 MARATHON OIL CORP.              COM        565849106     5,548      175,000    SH          SOLE               175,000
 MARATHON PETROLEUM CORP.        COM        56585A102     8,238      190,000    SH          SOLE               190,000
 MDU RESOURCES GROUP, INC.       COM        552690109     4,724      211,000    SH          SOLE               211,000
 MOLYCORP, INC.                  COM        608753109     3,038       89,800    SH          SOLE                89,800
 NABORS INDUSTRIES, LTD          SHS        G6359F103     2,081      119,000    SH          SOLE               119,000
 NATIONAL FUEL GAS CO.           COM        636180101     4,812      100,000    SH          SOLE               100,000
 NATIONAL OILWELL VARCO          COM        637071101    19,867      250,000    SH          SOLE               250,000
 NEW JERSEY RESOURCES            COM        646025106    12,480      280,000    SH          SOLE               280,000
 NEWFIELD EXPLORATION            COM        651290108     2,774       80,000    SH          SOLE                80,000
 NOBLE ENERGY INC.               COM        655044105    18,578      190,000    SH          SOLE               190,000
 NORTHEAST UTILITIES             COM        664397106     1,373       37,000    SH          SOLE                37,000
 OASIS PETROLEUM, INC.           COM        674215108     4,625      150,000    SH          SOLE               150,000
 OCCIDENTAL PETROLEUM CORP.      COM        674599105    34,283      360,000    SH          SOLE               360,000
 OIL STATES INTERNATIONAL, INC.  COM        678026105    10,928      140,000    SH          SOLE               140,000
 PEABODY ENERGY CORP.            COM        704549104     5,935      204,940    SH          SOLE               204,940
 PIONEER NATURAL RESOURCES CO.   COM        723787107     8,369       75,000    SH          SOLE                75,000
 POTASH CORP OF SASKATCHEWAN     COM        73755L107    10,966      240,000    SH          SOLE               240,000
 PRAXAIR, INC.                   COM        74005P104    17,196      150,000    SH          SOLE               150,000
 QEP RESOURCES, INC.             COM        74733V100     5,795      190,000    SH          SOLE               190,000
 QUESTAR CORP.                   COM        748356102     3,010      156,300    SH          SOLE               156,300
 ROYAL DUTCH SHELL          SPONSORED ADR A 780259206    12,783      182,273    SH          SOLE               182,273
 SCHLUMBERGER LTD                COM        806857108    40,210      575,000    SH          SOLE               575,000
 SEADRILL LTD.                   SHS        G7945E105     7,502      200,003    SH          SOLE               200,003
 SOUTHWESTERN ENERGY CO.         COM        845467109     1,683       55,000    SH          SOLE                55,000
 SPECTRA ENERGY CORP.            COM        847560109     6,588      208,812    SH          SOLE               208,812
 TECK RESOURCES LTD.             CL B       878742204     7,132      200,000    SH          SOLE               200,000
 TRANSOCEAN LTD.                 REG SHS    H8817H100     5,470      100,000    SH          SOLE               100,000
 WEATHERFORD INT'L. LTD          REG        H27013103     6,036      400,000    SH          SOLE               400,000
 WILLIAMS COMPANIES, INC.        COM        969457100    12,324      400,000    SH          SOLE               400,000
 WPX ENERGY, INC.                COM        98212B103     2,702      150,000    SH          SOLE               150,000
                                                        727,514
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